Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: November 9, 2022

Payment Date	11/15/2022
Collection Period Start	10/1/2022
Collection Period End	10/31/2022
Interest Period Start	10/17/2022
Interest Period End	11/14/2022

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$53,890,766.29	$14,845,834.19	$39,044,932.10	0.085065	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$220,636,766.29	$14,845,834.19	$205,790,932.10

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$224,163,632.37	$209,317,798.18	0.148374
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$224,163,632.37	$209,317,798.18
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$53,890,766.29	1.92000%	30/360	$86,225.23
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$220,636,766.29			$374,213.39

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$224,163,632.37	$209,317,798.18
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$224,163,632.37	$209,317,798.18
Number of Receivable Outstanding	29,691	28,781
Weight Average Contract Rate	4.74%	4.74%
Weighted Average Remaining Term (months)	24	24

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$870,713.75
Principal Collections	$14,764,462.88
Liquidation Proceeds	$57,206.72
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$15,692,383.35
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$15,692,383.35

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$186,803.03	$186,803.03	$—	$—	$15,505,580.32
Interest - Class A-1 Notes	$—	$—	$—	$—	$15,505,580.32
Interest - Class A-2 Notes	$—	$—	$—	$—	$15,505,580.32
Interest - Class A-3 Notes	$86,225.23	$86,225.23	$—	$—	$15,419,355.09
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$15,216,132.49
First Allocation of Principal	$—	$—	$—	$—	$15,216,132.49
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$15,190,738.09
Second Allocation of Principal	$—	$—	$—	$—	$15,190,738.09
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$15,162,992.36
Third Allocation of Principal	$—	$—	$—	$—	$15,162,992.36
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$15,131,366.93
Fourth Allocation of Principal	$11,318,968.11	$11,318,968.11	$—	$—	$3,812,398.82
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,812,398.82
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$285,532.74
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$285,532.74
Remaining Funds to Certificates	$285,532.74	$285,532.74	$—	$—	$—
Total	$15,692,383.35	$15,692,383.35	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$224,163,632.37	$209,317,798.18
Note Balance	$220,636,766.29	$205,790,932.10
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	11	$81,371.31
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	94	$57,206.72
Monthly Net Losses (Liquidation Proceeds)			$24,164.59
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.32)%
Second Preceding Collection Period			0.05%
Preceding Collection Period			(0.12)%
Current Collection Period			0.13%
Four-Month Average Net Loss Ratio			(0.06)%
Cumulative Net Losses for All Periods			$2,019,630.56
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.39%	80	$807,879.74
60-89 Days Delinquent	0.10%	19	$214,421.45
90-119 Days Delinquent	0.04%	8	$76,802.53
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.53%	107	$1,099,103.72

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		1	$21,981.09
Total Repossessed Inventory		4	$63,564.98

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		27	$291,223.98
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.18%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.14%
Current Collection Period			0.14%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.14	0.07%	14	0.05%